Average Annual Total Returns{- Fidelity® MSCI Materials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Materials Index ETF	Fidelity MSCI Materials Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Materials Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Materials Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC021 Past 1 year	MC021 Past 5 years	MC021 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	23.55%	6.55%	7.28%	[1]	22.96%	6.07%	6.80%	[1]	14.31%	5.06%	5.69%	[1]	23.78%	6.63%	7.36%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013